Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2017
Buildings and Improvements | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Buildings and Improvements | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Land Improvements | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Land Improvements | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Furniture, Fixtures and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Riverboat | Minimum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Riverboat | Maximum
Property Plant And Equipment [Line Items]
Property, plant and equipment, useful life	25 years